Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 4, 2011
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 5, 2011
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCAX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCCX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCRX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCIX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCSX

Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund
Aberdeen Asia-Pacific Smaller Companies Fund
Objective
The Aberdeen Asia-Pacific Smaller Companies Fund (the "Asia-Pacific Smaller
Companies Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Smaller Companies Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A
Sales Charges" section on page 14 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" section on pages 73-74 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Asia-Pacific Smaller Companies Fund	Class A	Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Aberdeen Asia-Pacific Smaller Companies Fund		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		1.30%	1.30%	1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.45%	0.40%	0.45%	0.40%	0.45%
Total Annual Fund Operating Expenses		2.00%	2.70%	2.25%	1.70%	1.75%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		2.00%	2.70%	2.25%	1.70%	1.75%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.70% for all Classes of the Fund. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.

Example
This Example is intended to help you compare the cost of investing in the
Asia-Pacific Smaller Companies Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Asia-Pacific Smaller
Companies Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Asia-Pacific Smaller Companies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	766	1,166
Class C	373	838
Class R	228	703
Institutional Class	173	536
Institutional Service Class	178	551

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Aberdeen Asia-Pacific Smaller Companies Fund Class C	273	838

Portfolio Turnover
The Asia-Pacific Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  Because the Fund is new, there is no portfolio turnover to report.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Asia-Pacific
Smaller Companies Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Smaller
Companies of Asia-Pacific (excluding Japan) issuers.  Based on current market conditions, the Fund considers "Smaller Companies" to be companies that have market capitalizations below  $5 billion at the time of purchase; however, this number may fluctuate due to market conditions.  Some companies may outgrow the definition of Smaller Companies after the Fund has purchased their securities.
These companies will continue to be considered Smaller Companies for purposes of the Fund's minimum 80% allocation to Smaller Companies.

A company generally is considered to be an Asia-Pacific issuer if, as determined by the Fund's Adviser or Subadviser:

o          It is organized under the laws of a country in the Asia-Pacific region (excluding Japan) or maintains a principal or registered office there; or

o          Its securities trade principally in a country in the Asia-Pacific region (excluding Japan); or

o          It derives at least 50% of its revenue or earnings from goods or services sold or produced in a country in the Asia-Pacific region (excluding
Japan) or has at least 50% of its assets there; or

o          It is a holding company with a preponderance of its assets in companies with principal or registered offices in a country in the Asia-Pacific region (excluding Japan).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific
Smaller Companies Fund.

The portion of the Fund's assets not invested in equity securities of
Asia-Pacific Smaller Companies may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) region.  While the Fund intends to invest in a number of different countries, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit in emerging market countries.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts, equity-related securities and rights and warrants to buy common stock.  If the Fund invests in derivatives with an underlying asset that meets its 80% policy, the value of the derivative would be included to meet the
80% minimum.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Asia-Pacific Smaller Companies Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments also may involve risks relating to the impact of currency exchange rate fluctuations.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk - parts of the Asian-Pacific (ex-Japan) region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. The Asian-Pacific (ex-Japan) region generally refers to the part of the world in or near the Western Pacific Ocean.
The area includes much of East Asia, South Asia, Australasia and Oceania, but excludes Japan.  Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk - the investment team may select securities that underperform the relevant stock markets or other funds with similar investment objectives and strategies.

Regional Focus Risk - focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small-Cap Risk - results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
Performance information is not available for the Asia-Pacific Smaller Companies
Fund because it is new. For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

[1]	The "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 5, 2011
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Asia-Pacific Smaller Companies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Asia-Pacific Smaller Companies Fund (the "Asia-Pacific Smaller
Companies Fund" or the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Smaller Companies Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A
Sales Charges" section on page 14 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" section on pages 73-74 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Asia-Pacific Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  Because the Fund is new, there is no portfolio turnover to report.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Asia-Pacific Smaller Companies Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Asia-Pacific Smaller
Companies Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Asia-Pacific
Smaller Companies Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Smaller
Companies of Asia-Pacific (excluding Japan) issuers.  Based on current market conditions, the Fund considers "Smaller Companies" to be companies that have market capitalizations below  $5 billion at the time of purchase; however, this number may fluctuate due to market conditions.  Some companies may outgrow the definition of Smaller Companies after the Fund has purchased their securities.
These companies will continue to be considered Smaller Companies for purposes of the Fund's minimum 80% allocation to Smaller Companies.

A company generally is considered to be an Asia-Pacific issuer if, as determined by the Fund's Adviser or Subadviser:

o          It is organized under the laws of a country in the Asia-Pacific region (excluding Japan) or maintains a principal or registered office there; or

o          Its securities trade principally in a country in the Asia-Pacific region (excluding Japan); or

o          It derives at least 50% of its revenue or earnings from goods or services sold or produced in a country in the Asia-Pacific region (excluding
Japan) or has at least 50% of its assets there; or

o          It is a holding company with a preponderance of its assets in companies with principal or registered offices in a country in the Asia-Pacific region (excluding Japan).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific
Smaller Companies Fund.

The portion of the Fund's assets not invested in equity securities of
Asia-Pacific Smaller Companies may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) region.  While the Fund intends to invest in a number of different countries, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit in emerging market countries.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts, equity-related securities and rights and warrants to buy common stock.  If the Fund invests in derivatives with an underlying asset that meets its 80% policy, the value of the derivative would be included to meet the
80% minimum.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Asia-Pacific Smaller Companies Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments also may involve risks relating to the impact of currency exchange rate fluctuations.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk - parts of the Asian-Pacific (ex-Japan) region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. The Asian-Pacific (ex-Japan) region generally refers to the part of the world in or near the Western Pacific Ocean.
The area includes much of East Asia, South Asia, Australasia and Oceania, but excludes Japan.  Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk - the investment team may select securities that underperform the relevant stock markets or other funds with similar investment objectives and strategies.

Regional Focus Risk - focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small-Cap Risk - results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not available for the Asia-Pacific Smaller Companies
Fund because it is new. For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not available for the Asia-Pacific Smaller Companies Fund because it is new.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Asia-Pacific Smaller Companies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	766
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,166
Aberdeen Asia-Pacific Smaller Companies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	373
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	838
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	273
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	838
Aberdeen Asia-Pacific Smaller Companies Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	703
Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	536
Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	551

[1]	The "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.70% for all Classes of the Fund. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.